Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000202318
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%	9.06%	0.02%	1.36%
C000202319
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%	11.76%	0.09%	1.18%
Without Sales Load [Member] | C000202320
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%	14.00%	1.09%	2.04%
Without Sales Load [Member] | C000202318
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	13.60%	0.84%	1.78%
Without Sales Load [Member] | C000202319
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%	12.76%	0.09%	1.18%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.31%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.49%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.31%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.49%
FR Notes - Benchmark total return 6 months w/o sales charge
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.31%
FR Notes - Benchmark total return 1 year
Average Annual Return [Line Items]
Average Annual Return, Percent		10.55%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR Notes - Benchmark total return inception w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent				1.49%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	5.81%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		11.44%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.60%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.02%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	5.81%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		11.44%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.60%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.02%
FR Notes - Benchmark total return 6 months w/o sales charge - 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	5.81%
FR Notes - Benchmark total return 1 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent		11.44%
FR Notes - Benchmark total return 5 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.60%)
FR Notes - Benchmark total return 10 year - 2
Average Annual Return [Line Items]
Average Annual Return, Percent				1.02%